CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances at central banks		£ 55,130	£ 54,663	£ 58,521
Less: mandatory reserve deposits	[1]	(3,289)	(2,553)	(957)
		51,841	52,110	57,564
Loans and advances to banks		9,775	6,283	6,611
Less: amounts with a maturity of three months or more		(3,805)	(3,169)	(3,193)
		5,970	3,114	3,418
Total cash and cash equivalents		57,811	55,224	58,708
Previously stated [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Total cash and cash equivalents		£ 57,811	£ 55,224	£ 60,982	£ 62,388

[1]	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.